Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2013-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	8/21/2013

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2013-3

5. Collateral Summary	Collection Period, Begin:	2/1/2015

	Collection Period, End:	2/28/2015

6. Charge-Off and Delinquency Rates	Determination Date:	3/16/2015

7. Credit Instruments	Distribution Date:	3/20/2015

8. Accumulation Account	Revolving/Amortization Period	Amortization Period

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

10. Appendix: Additional Charge-Off Detail	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1a	13975DAJ4	95,000,000.00	0.00	0.80000000	0.00	0.00	0.00	0.00	0.00	0.00
A-1b	13975DAK1	166,000,000.00	0.00	0.60350000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	13975DAB1	266,000,000.00	260,182,246.75	1.04000000	36,227,359.29	225,491.28	36,452,850.57	0.00	0.00	223,954,887.46
A-3	13975DAC9	260,000,000.00	260,000,000.00	1.31000000	0.00	283,833.33	283,833.33	0.00	0.00	260,000,000.00
A-4	13975DAD7	73,010,000.00	73,010,000.00	1.68000000	0.00	102,214.00	102,214.00	0.00	0.00	73,010,000.00
B	13975DAE5	51,060,000.00	51,060,000.00	2.32000000	0.00	98,716.00	98,716.00	0.00	0.00	51,060,000.00
C	13975DAF2	48,380,000.00	48,380,000.00	2.79000000	0.00	112,483.50	112,483.50	0.00	0.00	48,380,000.00
D	13795DAG0	43,000,000.00	43,000,000.00	3.69000000	0.00	132,225.00	132,225.00	0.00	0.00	43,000,000.00
E	13975DAH8	37,630,000.00	37,630,000.00	4.55000000	0.00	142,680.42	142,680.42	0.00	0.00	37,630,000.00
Deal Totals		1,040,080,000.00	773,262,246.75		36,227,359.29	1,097,643.53	37,325,002.82	0.00	0.00	737,034,887.46

2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1a	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1b	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	978.12874718	136.19308004	0.84771158	137.04079162	0.00000000	841.93566714
A-3	1,000.00000000	0.00000000	1.09166665	1.09166665	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.40000000	1.40000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.93333333	1.93333333	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.32500000	2.32500000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	3.07500000	3.07500000	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.79166676	3.79166676	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

Beginning Aggregate Note Pool Factor:	743.46420155
Ending Aggregate Note Pool Factor:	708.63288157

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1a	0.00	2/20/2015	3/19/2015	30/360	N/A	N/A	0.80000000	0.80000000	0.00
A-1b	0.00	2/20/2015	3/19/2015	Actual/360	0.17350000	0.43000000	N/A	0.60350000	0.00
A-2	260,182,246.75	2/20/2015	3/19/2015	30/360	N/A	N/A	1.04000000	1.04000000	225,491.28
A-3	260,000,000.00	2/20/2015	3/19/2015	30/360	N/A	N/A	1.31000000	1.31000000	283,833.33
A-4	73,010,000.00	2/20/2015	3/19/2015	30/360	N/A	N/A	1.68000000	1.68000000	102,214.00
B	51,060,000.00	2/20/2015	3/19/2015	30/360	N/A	N/A	2.32000000	2.32000000	98,716.00
C	48,380,000.00	2/20/2015	3/19/2015	30/360	N/A	N/A	2.79000000	2.79000000	112,483.50
D	43,000,000.00	2/20/2015	3/19/2015	30/360	N/A	N/A	3.69000000	3.69000000	132,225.00
E	37,630,000.00	2/20/2015	3/19/2015	30/360	N/A	N/A	4.55000000	4.55000000	142,680.42

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1a	0.00	0.00	0.00	0.00	0.00
A-1b	0.00	0.00	0.00	0.00	0.00
A-2	0.00	225,491.28	0.00	225,491.28	0.00
A-3	0.00	283,833.33	0.00	283,833.33	0.00
A-4	0.00	102,214.00	0.00	102,214.00	0.00
B	0.00	98,716.00	0.00	98,716.00	0.00
C	0.00	112,483.50	0.00	112,483.50	0.00
D	0.00	132,225.00	0.00	132,225.00	0.00
E	0.00	142,680.42	0.00	142,680.42	0.00
Deal Totals	0.00	1,097,643.53	0.00	1,097,643.53	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2013-3
4. Collections and Distributions

Collections
Receipts During the Period***	38,266,507.71
Administrative Purchase Payments	284,033.23
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	1,507,761.32
Accumulation Account Investment Earnings	0.00
Other Fees or Expenses Paid	0.00
Total Collections	40,058,302.26

Beginning Reserve Account Balance	5,375,067.36
Total Available Amount	45,433,369.62

Distributions
Total Available Amount	45,433,369.62
Basic Servicing Fee	858,597.96
Aggregate Class A Interest Distributable Amount	611,538.61
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	98,716.00
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	112,483.50
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	132,225.00
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	142,680.42
Fifth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	0.00
To Reserve Account - Specified Reserve Account Balance	5,375,067.36
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	0.00
Noteholders' Regular Principal Distributable Amount*	36,227,359.29
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	1,874,701.48

Supplemental Servicing Fees	179,523.36
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	53,700.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3
 5. Collateral Summary

A. Balances

		Original Balance *Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	79,276	56,974	55,644	0	55,644
Deal Totals	Aggregate Receivables Principal Balance	1,542,468,809.39	824,254,040.00	788,098,027.36	0.00	788,098,027.36
	Aggregate Receivables Face Amount	1,542,468,809.39	824,254,040.00	788,098,027.36	0.00	788,098,027.36
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	7.87000000	7.94582361	7.94697627	68.63	68.55	68.58	56.99	41.38	40.54

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.49%	1.49%	1.53%	1.15%	1.45%	1.40%	1.31%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Aggregate Amount Financed	Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	806,176,033.68	1,188,846.01	1.7696%	55,644	426	0.7656%
Preceding	843,746,843.64	1,348,987.59	1.9186%	56,974	597	1.0478%
Next Preceding	883,814,457.36	1,449,132.76	1.9676%	58,348	611	1.0472%
Three Month Average			1.8852%			0.9535%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total Accounts	Total Balance
	Financed**	Charge-Offs	Rate**	Stratification
Totals	1,542,468,809.39	17,220,899.75	1.1165%	31 - 60 days	1,774	28,338,999.89
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	354	5,675,766.91
with the prospectus for Capital Auto Receivables Asset Trust 2013-3 related to delinquencies,				> 90 days	72	1,111,804.25
charge-offs or uncollectible accounts.
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	826	11,865,710.40
				Current Period	85	1,299,396.43
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	74	548,437.07
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	837	12,616,669.76
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	5,375,067.36	5,375,067.36	0.00	0.00	0.00	5,375,067.36	5,375,067.36

8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

0.00	0.00	0.00	0.00	0.00

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	NO
Additional Receivables Criteria Satisfied, If Applicable?	N/A
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	34,933,471.59
Current Overcollateralization	51,063,139.90
Overcollateralization Target (Revolving Period)
Overcollateralization Target (Amortization Period)	51,063,139.90

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2013-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2013-3 will perform in the future.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2013-3

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,075,013,471.59	13,779,973.92	1.2818%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	467,455,337.80	3,440,925.83	0.7361%